PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Accrued liabilities, ending	R$ 574,352
Additions	161,380
Accrued charges	69,992
Consolidation of companies	821,856
Net utilization of reversal	(142,755)
Accrued liabilities, ending	1,484,825
Tax [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, ending	111,572
Additions	74,097
Accrued charges	10,595
Consolidation of companies	30,035
Net utilization of reversal	(7,103)
Accrued liabilities, ending	219,196
Social Security [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, ending	1,270
Additions	1,093
Accrued charges	19
Net utilization of reversal	(815)
Accrued liabilities, ending	1,567
Labor [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, ending	304,744
Additions	36,203
Accrued charges	36,852
Consolidation of companies	89,101
Net utilization of reversal	(91,484)
Accrued liabilities, ending	375,416
Civil [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, ending	139,824
Additions	27,668
Accrued charges	21,406
Consolidation of companies	702,720
Net utilization of reversal	(40,313)
Accrued liabilities, ending	851,305
Environmental [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities, ending	16,942
Additions	22,319
Accrued charges	1,120
Net utilization of reversal	(3,040)
Accrued liabilities, ending	R$ 37,341